Financial Risks - Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	€ 45,143	€ 16,898
Unrealized losses	(7,896)	(576)
Residential mortgage- backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	633	810
Unrealized losses	(70)	(21)
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	2,690	803
Unrealized losses	(360)	(27)
Asset backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	434	1,244
Unrealized losses	(39)	(9)
ABSs - other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	2,253	558
Unrealized losses	(334)	(7)
Financial Industry - Banking [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	2,906	1,669
Unrealized losses	(412)	(32)
Financial Industry - Insurance [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,146	368
Unrealized losses	(199)	(11)
Financial Industry - Other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	5,821	1,092
Unrealized losses	(878)	(29)
Industrial [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	17,249	5,630
Unrealized losses	(3,068)	(179)
Utility [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	3,564	1,564
Unrealized losses	(765)	(68)
Government Securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	6,368	842
Unrealized losses	(1,418)	(28)
Other securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	240	325
Unrealized losses	(128)	(66)
Held by Aegon Americas and NL [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	43,306	14,905
Unrealized losses	(7,672)	(475)
Held by other segments [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,837	1,994
Unrealized losses	€ (224)	€ (102)